Document And Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	CALPETRO TANKERS IOM LTD
Entity Central Index Key	0000923657
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	2
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012

Statements of Operations and Retained Earnings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating revenues
Finance lease interest income	$ 770	$ 1,027	$ 1,282
Total operating revenues	770	1,027	1,282
Operating expenses
General and administrative expenses	(111)	(125)	(104)
Total operating expenses	(111)	(125)	(104)
Net operating income	659	902	1,178
Other income (expenses)
Interest income	1	1	1
Interest expense	(826)	(1,081)	(1,335)
Amortization of deferred charges	(24)	(24)	(24)
Total other expenses	(849)	(1,104)	(1,358)
Net loss	(190)	(202)	(180)
Retained earnings at the start of the year	666	868	1,048
Retained earnings at the end of the year	$ 476	$ 666	$ 868

Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets :
Restricted cash and investments	$ 1,647	$ 1,737
Current portion of net investment in finance lease	3,106	3,104
Interest receivable	161	225
Total current assets	4,914	5,066
Net investment in finance lease, less current portion	4,695	7,801
Deferred charges	54	78
Total assets	9,663	12,945
Current liabilities:
Accrued interest	191	254
Current portion of long-term debt	2,984	2,984
Other current liabilities	41	86
Total current liabilities	3,216	3,324
Long-term debt	5,970	8,954
Total liabilities	9,186	12,278
Equity:
Unclassified stock: 2 shares of $500 par value	1	1
Retained earnings	476	666
Total equity	477	667
Total liabilities and equity	$ 9,663	$ 12,945

Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Equity:
Common stock, shares outstanding (in shares)	2	2
Common Stock, shares issued (in shares)	2	2
Common stock, par value (in dollars per share)	$ 500	$ 500

Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net loss	$ (190)	$ (202)	$ (180)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of deferred charges	24	24	24
Changes in assets and liabilities:
Interest receivable	64	64	64
Accrued interest payable	(63)	(64)	(63)
Other current liabilities	(45)	44	(2)
Net cash used in operating activities	(210)	(134)	(157)
Investing activities:
Finance lease payments received	3,104	3,102	3,101
Change in restricted cash and investments	90	16	40
Net cash provided by investing activities	3,194	3,118	3,141
Financing activities:
Repayment of debt	(2,984)	(2,984)	(2,984)
Net cash used in financing activities	(2,984)	(2,984)	(2,984)
Net change in cash and cash equivalents	0	0	0
Cash and cash equivalents at start of the year	0	0	0
Cash and cash equivalents at end of the year	0	0	0
Supplemental disclosure of cash flow information:
Interest paid	$ 889	$ 1,145	$ 1,398

DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS
1.   DESCRIPTION OF BUSINESS

Calpetro Tankers (IOM) Limited ("the Company") was incorporated in the Isle of Man on May 13, 1994 with three other entities: CalPetro Tankers (Bahamas I) Limited, CalPetro Tankers (Bahamas II) Limited and CalPetro Tankers (Bahamas III) Limited, each of which was incorporated in the Bahamas. These entities (the "Owners") were organized as special purpose companies for the purpose of acquiring one of four oil tankers (each a "Vessel", together the "Vessels") from Chevron Transport Corporation ("Chevron") which were concurrently chartered on long-term charter agreements back to Chevron.

The Company along with CalPetro Tankers (Bahamas I) Limited, CalPetro Tankers (Bahamas II) Limited and CalPetro Tankers (Bahamas III) Limited are wholly-owned by California Tankers Investments Limited, a company organized under the laws of the Bahamas, which is in turn a wholly-owned subsidiary of CalPetro Holdings Limited, an Isle of Man company. CalPetro Holdings Limited is a wholly-owned subsidiary of Independent Tankers Corporation ("ITC"), a Cayman Islands company. ITC is wholly owned by Independent Tankers Corporation Limited ("ITCL"), a Bermuda company, which is 82.47% owned by Frontline Ltd ("Frontline"), a publicly listed Bermuda company.

California Petroleum Transport Corporation ("California Petroleum" or "CPTC"), a Delaware corporation, acting as agent on behalf of the Owners, issued as full recourse obligations $167,500,000 Serial First Preferred Mortgage Notes (the "Serial Notes") and $117,900,000 8.52% First Preferred Mortgage Notes due 2015 (the "Term Notes")  (together the "Notes"). The Serial Notes were fully repaid April 1, 2006. The proceeds from the sale of the Notes were applied by way of long-term loans, being Serial Loans in respect of the Serial First Preferred Mortgage Notes and Term Loans in respect of the First Preferred Mortgage Notes due 2015, to the Owners to fund the acquisition of their Vessels from Chevron. The Company was allocated $51,830,000 of the Serial Loans and $29,842,000 of the Term Loans and acquired its Vessel, the Sirius Voyager. The Company engages in no business other than the ownership and chartering of its Vessel and activities resulting from or incidental to such ownership and chartering.

The Company's only source of funds with respect to the Term Loans is payments from Chevron, including the Termination Payment. The Company does not have any other source of funds for payment of the Term Loans.

ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
ACCOUNTING POLICIES
2.  ACCOUNTING POLICIES

Basis of Presentation
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in accordance with generally accepted accounting principles requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Financing lease and revenue recognition
The long-term charter agreement between the Company and Chevron transfers to Chevron all the risks and rewards associated with ownership, other than legal title, and contains a bargain purchase option. As such, it is classified as a direct financing lease.

Accordingly, the present value of the minimum payments under the charter agreement is recorded as the gross investment in the finance lease. The difference between the gross investment in the finance lease and the cost of the Vessel is recorded as unearned income which is amortized to income over the life of the charter agreement to produce a constant periodic rate of return on the net investment in the finance lease.

Interest payable recognition
Interest payable on the Term loans is accrued on a daily basis.

Deferred charges
Deferred charges comprise expenses incurred in connection with the structuring of the financing transactions and issuance of debt. Such expenses are being amortized over the life of the debt on a straight line basis, which is not materially different to the effective interest rate method.

Taxation
The Company is exempt from United States Federal, State and Local income taxes on its interest income and has been granted exemptions from the statutory 18% tax on profits required to be assessed against Isle of Man companies.

Reporting and functional currency
The reporting currency is United States dollars. The functional currency is United States dollars.

Financial Instruments
In determining the fair value of its financial instruments, the Company uses a variety of methods and assumptions that are based on market conditions and risks existing at each balance sheet date. For the majority of financial instruments, including long-term debt, standard market conventions and techniques are used to determine fair value. All methods of assessing fair value result in a general approximation of fair value, and such fair value may never actually be realized.

Other comprehensive income
The Company has no other comprehensive income.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2012
Recent Accounting Pronouncements [Abstract]
RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS
3.   RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. Many of the changes here are clarifications of existing guidance or wording changes to align with IFRS 13. The new measurement guidance did not have an impact on the Company's financial statements and the new disclosure requirements are in Note 10 "Financial Instruments".

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
SEGMENT INFORMATION	4. SEGMENT INFORMATION The Company has only one reportable segment.

RESTRICTED CASH AND INVESTMENTS	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents [Abstract]
RESTRICTED CASH AND INVESTMENTS
5.   RESTRICTED CASH AND INVESTMENTS

The restricted cash and investment accounts were established and are maintained by The Bank of New York Mellon (formerly the Chase Manhattan Trust Company of California and JPMorgan Chase) as the collateral trustee who maintains the accounts as collateral agent for the equal and ratable benefit of the holders of the Term Notes. Charterhire payments are deposited into a revenue account and these funds can only be used to fund the principal and interest due on the Term Notes and any operating costs in relation to operating the Owners.

FINANCE LEASE	12 Months Ended
Dec. 31, 2012
Leases, Capital [Abstract]
FINANCE LEASE
6.   FINANCE LEASE

The Company has chartered its Vessel on a long term bareboat charter (the "Initial Charter") to Chevron. The term of the Initial Charter expires on April 1, 2015 and Chevron is not entitled to terminate the charter prior to its expiration. On April 1, 2015, Chevron has the option to purchase the Vessel for $1.

The following schedule lists the components of the net investment in finance lease:

(in thousands of $)	2012	2011
Total minimum lease payments to be received	8,766	12,705
Less: unearned income	(965)	(1,800)
Net investment in finance lease	7,801	10,905
Less: current portion	(3,106)	(3,104)
	4,695	7,801

Lease revenues under the charter are as follows:

(in thousands of $)
Year ending December 31,
2013	3,684
2014	3,430
2015	1,652
2016	—
2017	—
Thereafter	—
Total minimum lease revenues	8,766

DEFERRED CHARGES	12 Months Ended
Dec. 31, 2012
Deferred Charges [Abstract]
DEFERRED CHARGES	7. DEFERRED CHARGES

(in thousands of $)	2012	2011
Debt arrangement fees	1,006	1,006
Accumulated amortization	(952)	(928)
	54	78

DEBT	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
DEBT
8.   DEBT

(in thousands of $)	2012	2011
8.52% Term Loans due 2015	8,954	11,938
Less: current portion	(2,984)	(2,984)
	5,970	8,954

The outstanding debt as of December 31, 2012 is repayable as follows;

(in thousands of $)
Year ending December 31,
2013	2,984
2014	2,984
2015	2,986
2016	—
2017	—
Thereafter	—
Total debt	8,954

The Term Loans bear interest at a rate of 8.52% per annum. Interest is payable semi-annually on April 1 and October 1 each year. Principal is repayable on the Term Loans in accordance with a remaining three year sinking fund schedule. The Term Loans notes include certain covenants such as restriction on the payment of dividends and making additional loans or advances to affiliates.  At December 31, 2012, the Company was in compliance with these covenants.

The Company is jointly and severally liable with the other Owners for all the Owners obligations and liabilities in relation to the Term Loans but only to the extent of the proceeds received by California Petroleum Transport Corporation from California Petroleum Transport Corporation's right, title and interest in and to the collateral.

SHARE CAPITAL	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
SHARE CAPITAL	9. SHARE CAPITAL

(in $)	2012	2011
Authorized share capital:
2 shares of $500 each	1,000	1,000
Issued and outstanding share capital:
2 shares of $500 each	1,000	1,000

FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS
10.   FINANCIAL INSTRUMENTS

Fair values

The carrying value and estimated fair value of the Company's financial instruments at December 31, 2012 and 2011 are as follows:

(in thousands of $)	2012 Fair value	2012 Carrying value	2011 Fair value	2011 Carrying value
Financial assets:
Restricted cash and investments	1,647	1,647	1,737	1,737
Financial liabilities:
8.52% Term Loans due 2015	8,793	8,954	11,530	11,938

The estimated fair value of financial assets and liabilities are as follows:

(in thousands of $)	2012 Fair value	Level 1	Level 2	Level 3
Financial assets:
Restricted cash and investments	1,647	1,647	—	—
Financial liabilities:
8.52% Term Loans due 2015	8,793	—	8,793	—

The following methods and assumptions were used to estimate the fair value of each class of financial instrument;

Restricted cash and investments - the carrying value is a reasonable estimate of fair value.

Term Loans - the estimated fair value of the Term Loans is based on the quoted market price of the Term Notes or similar notes when available.

Concentrations of risk

The Company's only source of funds for the repayment of the principal and interest on the Term Loans are from charterhire payments from Chevron, investment income and the proceeds, if any, from the sale of the Vessel. Accordingly, the Company's ability to service its obligations on the Term Loans is wholly dependent upon the financial condition, results of operations and cash flows from Chevron.

There is a concentration of credit risk with respect to Restricted Cash to the extent that all of the amounts are invested with The Bank of New York Mellon.

There is a concentration of credit risk due to the fact that the sole source of charter income is Chevron Transport Corporation.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
11.   RELATED PARTY TRANSACTIONS

Pursuant to a management agreement, Frontline is the Company's Manager and Technical Advisor. Under the management agreement, Frontline is entitled to a Management Fee and a Technical Advisor's Fee.

Under the terms of the management agreement, the Management Fee consists of a fee of $13,625 initially per annum for the Vessel, together with an additional annual fee of $3,000 covering all four Vessels in the California Petroleum Group, payable semi-annually in arrears for the period until the third anniversary of the closing of the Notes issue then increasing by four percent on each subsequent anniversary of the closing of the issue of the Notes.

The Technical Advisor's Fee was initially $10,000 per annum for the Vessel, payable semi-annually in arrears, during the initial first three year period as described above. On each subsequent anniversary of the closing of the issue of the Notes, the fee increases by four percent. In addition, the Technical Advisor is entitled to be reimbursed for the fees, costs and expenses of conducting periodic inspections of the Vessel.

Pursuant to a Designated Representative Agreement, CalPetro Holdings Limited, or the Designated Representative, was appointed to represent California Petroleum as its Designated Representative to act on its behalf with respect to certain administrative matters such as the filing of periodic reports and financial statements with the Securities and Exchange Commission. The fee payable to the Designated Representative, or the Designated Representative Fee, during the initial three year period described above was $15,000 per annum. The annual Designated Representative Fee increased to $20,000, $25,000 and $30,000 on April 1, 1999, April 1, 2004 and April 1, 2009, respectively. The Designated Representative Fee in 2011 includes a charge of $13,500 in respect of amounts under accrued in previous years. The Designated Representative Fee is split equally between the Owners.

Management fee expenses and management fee payable in respect of the Management Fee, Technical Advisor's Fee and Designated Representative Fee for the years ended and as of December 31, 2012, 2011 and 2010 are as follows:

(in thousands of $)	2012	2011	2010
Management fee expenses	51	63	47
Management fee payable	13	52	12

COLLATERAL ARRANGEMENTS	12 Months Ended
Dec. 31, 2012
Collateral Arrangements [Abstract]
COLLATERAL ARRANGEMENTS
12.  COLLATERAL ARRANGEMENT

The Term Loans are collateralized by a first preference mortgage on the Vessel to California Petroleum Transport Corporation. The earnings and insurance relating to the Vessel have been collaterally assigned pursuant to an Assignment of Earnings and Insurance to California Petroleum Transport Corporation, which in turn has assigned such Assignment of Earnings and Insurance to the Collateral Trustee. The Initial Charter and Chevron Guarantee relating to the Vessel have been collaterally assigned pursuant to the Assignment of Initial Charter and Assignment of Initial Charter Guarantee to California Petroleum Transport Corporation, which in turn has assigned such Assignment to the Collateral Trustee. The Capital Stock of the Company has been pledged to California Petroleum Transport Corporation pursuant to the Stock Pledge Agreement. The Company is jointly and severally liable with the other Owners for all the Owners obligations and liabilities in relation to the Term Loans but only to the extent of the proceeds received by California Petroleum Transport Corporation from California Petroleum Transport Corporation's right, title and interest in and to the collateral.

On October 3, 2011, pursuant to the Collateral Trust Agreement, excess funds held by the Trustee in the amount of $6.7 million allocable to CalPetro Tankers (Bahamas III) Limited became available for release from the relevant trust account as a result of sufficient funds remaining on deposit at the Trustee for the payment in full of principal and interest on the Term Notes as they become due and were released to CalPetro Tankers (Bahamas III) Limited on the same date.

As at December 31, 2012, Chevron holds an option to purchase the Vessel for $1 on April 1, 2015.

ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in accordance with generally accepted accounting principles requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Finance Lease and revenue recognition
Financing lease and revenue recognition
The long-term charter agreement between the Company and Chevron transfers to Chevron all the risks and rewards associated with ownership, other than legal title, and contains a bargain purchase option. As such, it is classified as a direct financing lease.

Accordingly, the present value of the minimum payments under the charter agreement is recorded as the gross investment in the finance lease. The difference between the gross investment in the finance lease and the cost of the Vessel is recorded as unearned income which is amortized to income over the life of the charter agreement to produce a constant periodic rate of return on the net investment in the finance lease.

Interest payable recognition	Interest payable recognition Interest payable on the Term loans is accrued on a daily basis.
Deferred charges
Deferred charges
Deferred charges comprise expenses incurred in connection with the structuring of the financing transactions and issuance of debt. Such expenses are being amortized over the life of the debt on a straight line basis, which is not materially different to the effective interest rate method.

Taxation
Taxation
The Company is exempt from United States Federal, State and Local income taxes on its interest income and has been granted exemptions from the statutory 18% tax on profits required to be assessed against Isle of Man companies.

Reporting and functional currency	Reporting and functional currency The reporting currency is United States dollars. The functional currency is United States dollars.
Financial Instruments
Financial Instruments
In determining the fair value of its financial instruments, the Company uses a variety of methods and assumptions that are based on market conditions and risks existing at each balance sheet date. For the majority of financial instruments, including long-term debt, standard market conventions and techniques are used to determine fair value. All methods of assessing fair value result in a general approximation of fair value, and such fair value may never actually be realized.

Other Comprehensive Income	Other comprehensive income The Company has no other comprehensive income.

FINANCE LEASE (Tables)	12 Months Ended
Dec. 31, 2012
Leases, Capital [Abstract]
Schedule of Components in Investments in Finance Leases
The following schedule lists the components of the net investment in finance lease:

(in thousands of $)	2012	2011
Total minimum lease payments to be received	8,766	12,705
Less: unearned income	(965)	(1,800)
Net investment in finance lease	7,801	10,905
Less: current portion	(3,106)	(3,104)
	4,695	7,801

Schedule of Future Minimum Lease Payments for Capital Leases	Lease revenues under the charter are as follows:

(in thousands of $)
Year ending December 31,
2013	3,684
2014	3,430
2015	1,652
2016	—
2017	—
Thereafter	—
Total minimum lease revenues	8,766

DEFERRED CHARGES (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Charges [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure

(in thousands of $)	2012	2011
Debt arrangement fees	1,006	1,006
Accumulated amortization	(952)	(928)
	54	78

DEBT (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Debt

(in thousands of $)	2012	2011
8.52% Term Loans due 2015	8,954	11,938
Less: current portion	(2,984)	(2,984)
	5,970	8,954

Schedule of Maturities of Long-term Debt	The outstanding debt as of December 31, 2012 is repayable as follows;

(in thousands of $)
Year ending December 31,
2013	2,984
2014	2,984
2015	2,986
2016	—
2017	—
Thereafter	—
Total debt	8,954

SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule of Stockholders Equity

(in $)	2012	2011
Authorized share capital:
2 shares of $500 each	1,000	1,000
Issued and outstanding share capital:
2 shares of $500 each	1,000	1,000

FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS [Abstract]
Carrying Value and Estimated Fair Value of Financial Instruments
The carrying value and estimated fair value of the Company's financial instruments at December 31, 2012 and 2011 are as follows:

(in thousands of $)	2012 Fair value	2012 Carrying value	2011 Fair value	2011 Carrying value
Financial assets:
Restricted cash and investments	1,647	1,647	1,737	1,737
Financial liabilities:
8.52% Term Loans due 2015	8,793	8,954	11,530	11,938

Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The estimated fair value of financial assets and liabilities are as follows:

(in thousands of $)	2012 Fair value	Level 1	Level 2	Level 3
Financial assets:
Restricted cash and investments	1,647	1,647	—	—
Financial liabilities:
8.52% Term Loans due 2015	8,793	—	8,793	—

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Management fee expenses and management fee payable in respect of the Management Fee, Technical Advisor's Fee and Designated Representative Fee for the years ended and as of December 31, 2012, 2011 and 2010 are as follows:

(in thousands of $)	2012	2011	2010
Management fee expenses	51	63	47
Management fee payable	13	52	12

DESCRIPTION OF BUSINESS (Details) (USD $)	Dec. 31, 2012 Rate	May 13, 1994 Rate entities vessel
Description of Business [Abstract]
Number of Other Subsidiaries in the Group		3
Number of Vessels Owned by Group		4
Frontline Investment In ITCL	82.47%
Serial First Preferred Mortgage Notes issued by CPTC		$ 167,500,000
First Preferred Mortgage Notes issued by CPTC		117,900,000
First Preferred Mortgage Note Percentage	8.52%	8.52%
Serial Loans Allocated to Company		51,830,000
Term Loans Allocated to Company		$ 29,842,000

SEGMENT INFORMATION (Details)	12 Months Ended
Dec. 31, 2012 segment
Segment Reporting [Abstract]
Number of Reportable Segments	1

FINANCE LEASE 1 (Details) (USD $)	Apr. 01, 2015	Dec. 31, 2012	Dec. 31, 2011
Capital Leases of Lessor [Abstract]
Total minimum lease payments to be received		$ 8,766,000	$ 12,705,000
Less: unearned income		(965,000)	(1,800,000)
Net investment in finance lease		7,801,000	10,905,000
Less current portion		(3,106,000)	(3,104,000)
Noncurrent portion		4,695,000	7,801,000
Purchase Option for Vessel	$ 1

FINANCE LEASE 2 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Capital Leases, Future Minimum Payments Receivable, Fiscal Year Maturity [Abstract]
2013	$ 3,684
2014	3,430
2015	1,652
2016	0
2017	0
Thereafter	0
Total minimum lease revenues	$ 8,766	$ 12,705

DEFERRED CHARGES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Charges [Abstract]
Debt arrangement fees, gross	$ 1,006	$ 1,006
Accumulated amortization	(952)	(928)
Debt arrangement fees, net	$ 54	$ 78

DEBT 1 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Total debt	$ 8,954	$ 11,938
Less: current portion	(2,984)	(2,984)
long-term debt	$ 5,970	$ 8,954

DEBT 2 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Rate	Dec. 31, 2011	May 13, 1994 Rate
Long-term Debt, Fiscal Year Maturity [Abstract]
2013	$ 2,984
2014	2,984
2015	2,986
2016	0
2017	0
Thereafter	0
Total debt	$ 8,954	$ 11,938
Stated interest rate	8.52%		8.52%

SHARE CAPITAL (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Authorized share capital:
2 Shares of $500 each	$ 1,000	$ 1,000
Issued and outstanding share capital:
2 shares of $500 each	$ 1,000	$ 1,000
Common stock, par value (in dollars per share)	$ 500	$ 500

FINANCIAL INSTRUMENTS 1 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial assets:
Restricted cash and investments	$ 1,647	$ 1,737
Restricted cash and investments, fair value	1,647	1,737
Financial liabilities:
Term Loans, fair value	8,793	11,530
Term Loans	$ 8,954	$ 11,938

FINANCIAL INSTRUMENTS 2 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial assets:
Restricted cash and investments, fair value	$ 1,647	$ 1,737
Financial liabilities:
Term Loans, fair value	8,793	11,530
Level 1 | Fair Value, Measurements, Recurring
Financial assets:
Restricted cash and investments, fair value	1,647
Financial liabilities:
Term Loans, fair value	0
Level 2 | Fair Value, Measurements, Recurring
Financial assets:
Restricted cash and investments, fair value	0
Financial liabilities:
Term Loans, fair value	8,793
Level 3 | Fair Value, Measurements, Recurring
Financial assets:
Restricted cash and investments, fair value	0
Financial liabilities:
Term Loans, fair value	$ 0

RELATED PARTY TRANSACTIONS 1 (Details) (Frontline, USD $)	12 Months Ended	36 Months Ended	60 Months Ended	72 Months Ended		204 Months Ended
	Dec. 31, 2012 vessel	Mar. 31, 1998	Mar. 31, 2009	Mar. 31, 2015	Mar. 31, 2004	Mar. 31, 2015 Rate	Dec. 31, 2011
Frontline
Related Party Transaction [Line Items]
Vessel Management Initial Annual Fee		$ 13,625
Vessel Management Shared Annual Fee		3,000
Number of vessels owned by group	4
Management Fee Contactual Annual Percentage Increase						4.00%
Technical Advisors Initial Annual Fee		10,000
Designated Representative Initial Annual Fee		15,000
Designated Representative Amended Annual Fee			25,000	30,000	20,000
Designated Representative Fee Under Accrual							$ 13,500

RELATED PARTY TRANSACTIONS 2 (Details) (Frontline, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Frontline
Related Party Transaction [Line Items]
Related Party Management Fee Expenses	$ 51	$ 63	$ 47
Related Party Management Fee Payable	$ 13	$ 52	$ 12

COLLATERAL ARRANGEMENTS (Details) (USD $)	Apr. 01, 2015	Oct. 03, 2011
Commitments and Contingencies Disclosure [Abstract]
Collateral Release		$ 6,700,000
Purchase Option for Vessel	$ 1